Borrowings and Lease Liabilities - Schedule of Changes in Group's Liabilities Arising from Financing Activities Including Both Cash Flows and Non-cash Transactions (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities carrying amount at beginning of period	¥ 411,675	¥ 610,952	¥ 503,238
Cash flows	162,634	(207,118)	106,269
Addition	307	7,862	1,837
Decrease	(111)	(21)	(392)
Liabilities arising from financing activities carrying amount at end of period	574,505	411,675	610,952
Loan Payables
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities carrying amount at beginning of period	315,578	491,218	361,540
Cash flows	176,378	(176,298)	129,678
Addition		658
Liabilities arising from financing activities carrying amount at end of period	491,956	315,578	491,218
Commercial Papers
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities carrying amount at beginning of period	84,000	112,000	133,000
Cash flows	(11,000)	(28,000)	(21,000)
Liabilities arising from financing activities carrying amount at end of period	73,000	84,000	112,000
Lease Liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities carrying amount at beginning of period	12,097	7,734	8,698
Cash flows	(2,744)	(2,820)	(2,409)
Addition	307	7,204	1,837
Decrease	(111)	(21)	(392)
Liabilities arising from financing activities carrying amount at end of period	¥ 9,549	¥ 12,097	¥ 7,734